BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Breakdown Of Transactions With Non-controlling Interests
BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS

The following table reflects the share of non-controlling interests in the increase of share capital of the subsidiaries:

IN MILLIONS OF USD	2019	2018
HG Logan Retailers JV	1.2	1.6
HG LGA Retailers JV	0.7	0.1
HG PHX T3 Retailers 2017 JV	0.5	0.2
AMS of South Florida JV	0.5	6.9
Increase in share capital of other subsidiaries	1.2	6.7
Total	4.1	15.5

21.1 INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS

The non-controlling interests (NCI) comprise the portions in equity and net profit in 121 (Dec. 2019) subsidiaries that are not fully owned by Hudson.

Our non-controlling interests consist of partners in either common law partnerships or LLC’s (collectively, “NCI’s”). Our partners own percentages of the subsidiaries and are therefore entitled to distributions of net profit. While there is some variation among our agreements, it is generally the case that the Executive Management Committee, controlled by Hudson’s majority of representatives, is obligated to distribute, each quarter, the excess of an appropriate reserve reasonably determined by the committee to be necessary to meet the current and anticipated needs of the respective subsidiaries. Such distributions are allocated among the partners, Hudson included, based on each partner’s percentage interest in the subsidiary. Distributions are discretionary only to the extent that reserves are funded as above stated.

Each subsidiary works as an independent entity. Common services provided centrally are charged to the subsidiaries based on contractual terms. No expenses of Hudson are shared with any NCI but Hudson receives payments for “back office” services (financial, legal, HR, IT, etc.) that are provided to the NCI’s by Hudson in amounts typically calculated as a percentage of the gross revenues of the NCI’s. These amounts are stated in each NCI agreement and vary by agreement. They are established at the time of agreement by calculating the internal cost for the services as a percentage of Hudson’s gross revenues and that percentage of the NCI’s gross revenue is inserted in the NCI agreement as Hudson’s compensation.

Hudson provides adhoc services to the subsidiaries for tenders, marketing and other services which are invoiced separately. All these charges are eliminated during consolidation.

With the exception of the one presented in the following tables, none of the subsidiaries have non-controlling interests that represents a material part of the NCI’s of Hudson.

Summarized statement of comprehensive income

IN MILLIONS OF USD	2019	2018	2017
Hudson Las Vegas JV
Turnover	77.0	70.8	67.1
Depreciation, amortization and impairment	(7.6)	(1.7)	(1.3)
Net profit for the year	19.1	12.4	10.9

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net profit Hudson Las Vegas	5.2	3.3	2.9

Non-controlling interests in other subsidiaries	28.4	33.0	26.9
Total comprehensive income attributable to NCI	33.6	36.3	29.8

Summarized statement of financial position

IN MILLIONS OF USD	31.12.2019	31.12.2018	31.12.2017
Hudson Las Vegas JV
Cash and cash equivalents	10.6	6.6	5.2
Other current assets	6.6	7.4	7.2
Other non-current assets	63.2	9.6	9.4
Other current liabilities	(11.0)	(4.0)	(3.5)
Non-current liabilities	(44.3)	–	–
Net assets	25.1	19.6	18.3

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	6.8	5.3	4.9

Non-controlling interests in other subsidiaries	72.4	79.5	73.8
Total net assets attributable to NCI	79.2	84.8	78.7